Pay vs Performance Disclosure	12 Months Ended
	May 26, 2024 USD ($) $ / shares	May 28, 2023 USD ($) $ / shares	May 29, 2022 USD ($) $ / shares	May 30, 2021 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

			Average	Average	Value of Initial Fixed $100
	Summary		Summary	Compensation	Investment Based On:			Company
	Compensation	Compensation	Compensation	Actually Paid	Total Shareholder	TSR (S&P 500	Net	Selected
	Table Total for	Actually Paid	Table Total for	to Non-PEO	Return (TSR),	Packaged	Income	Measure:
Fiscal	PEO(1)	to PEO(2)	Non-PEO NEOs(3)	NEOs(4)	Conagra	Foods Index)	($in	Adj. EPS(5)
Year	($)	($)	($)	($)	($)	($)	millions)	($)
2024	[ ]	[ ]	[ ]	[ ]	100.95	123.88	347.7	2.67
2023	18,720,100	31,185,315	4,441,115	6,840,948	110.86	137.44	683.2	2.77
2022	11,947,054	(896,941)	3,114,508	635,033	101.71	124.42	888.2	2.41
2021	11,770,023	24,526,984	3,160,545	5,554,173	112.71	118.79	1,300.9	2.66

The PEO and NEOs included in the above compensation columns reflect the following:

Fiscal Year	PEO	NEOs
2024	Sean Connolly	Dave Marberger, Tom McGough, Darren Serrao, Alexandre Eboli
2023	Sean Connolly	Dave Marberger, Tom McGough, Darren Serrao, Charisse Brock
2022	Sean Connolly	Dave Marberger, Tom McGough, Darren Serrao, Alexandre Eboli
2021	Sean Connolly	Dave Marberger, Tom McGough, Darren Serrao, Colleen Batcheler

(1)

The amounts reported in this column reflect the total compensation reported for Conagra Brands’ principal executive officer (PEO), Mr. Connolly, for each corresponding year in the “Total” column of the Summary Compensation Table (Total compensation). Refer to the “Compensation of Executive Officers—Summary Compensation Table.”

(2)

The amounts reported in this column represent the compensation actually paid (or CAP) to Mr. Connolly in accordance with Item 402(v) of Regulation S-K. The amounts do not reflect the actual amount of compensation earned or paid to Mr. Connolly during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the adjustments shown in the first table following footnote 4 below were made to Mr. Connolly’s Total compensation for each year to determine the CAP.

(3)

The amounts reported in this column reflect the average Total compensation reported for the non-PEO NEOs for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to the “Compensation of Executive Officers—Summary Compensation Table.”

(4)

The amounts reported in this column represent the average of CAP for the non-PEO NEOs in accordance with Item 402(v) of Regulation S-K. The amounts do not reflect the actual amount of compensation earned or paid to such non-PEO NEOs during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the adjustments shown in the second table below were made to the average Total compensation for the non-PEO NEOs for each year to determine the CAP.

	Reported Summary
	Compensation Table Total	Reported Value of Stock	Equity Award	Compensation Actually
Fiscal	for PEO(1)	Awards for PEO(a)	Adjustments for PEO(b)	Paid to PEO
Year	($)	($)	($)	($)
2024	[ ]	[ ]	[ ]	[ ]
2023	18,720,100	(14,444,447)	26,909,662	31,185,315
2022	11,947,054	(7,976,396)	(4,867,599)	(896,941)
2021	11,770,023	(7,722,276)	20,479,237	24,526,984

	Reported Average
	Summary Compensation	Reported Average Value of	Average Equity
	Table Total for Non-PEO	Stock Awards for Non-PEO	Award Adjustments	Compensation Actually
	NEOs(3)	NEOs(a)	for Non-PEO NEOs(b)	Paid to Non-PEO NEOs
Fiscal Year	($)	($)	($)	($)
2024	[ ]	[ ]	[ ]	[ ]
2023	4,441,115	(2,994,018)	5,393,851	6,840,948
2022	3,114,508	(1,641,750)	(837,725)	635,033
2021	3,160,545	(1,594,274)	3,987,902	5,554,173

(a)

The reported value of equity awards represents the grant date fair value of equity awards as reported in the Stock Awards column in the Summary Compensation Table for the applicable year. The Company has not granted option awards since 2016.

(b)

The equity award adjustments for each applicable year include the addition (or subtraction) of the amount of change in fair value as of the end of the applicable year (from the end of the prior fiscal year) of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year. For awards granted in prior years that vest in the applicable year, the amount of change in fair value as of the vesting date (from the end of the prior fiscal year) is included. The dollar value of any dividends paid on stock awards in the applicable year of the vesting date that are not otherwise reflected in the fair value or included in any other component of total compensation for the applicable year is included. The RSU fair value was estimated by discounting the fair value of the RSUs based on the dividend yield. These adjustments are listed in the tables below.

Equity Award Adjustments for PEO:

			+ Fair Value as	+/- Year Over Year	- Fair Value at the	+ Value of Dividends
			of Vesting	Change in Fair	End of Prior	or Other Earnings
	+ Year End	+/- Year Over	Date of	Value of Equity	Year of Equity	Paid on Stock or
	Fair Value of	Year Change	Equity	Awards	Awards that	Option Awards Not
	Equity	in Fair Value	Awards	Granted in	Failed to Meet	Otherwise	Total Equity
	Awards	of Outstanding	Granted and	Prior Years that	Vesting	Reflected in Fair	Award
	Granted in	and Unvested	Vested in	Vested in	Conditions in	Value or Total	Adjustments
Fiscal	the Year	Equity Awards	the Year	the Year	the Year	Compensation	for the PEO
Year	($)	($)	($)	($)	($)	($)	($)
2024	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
2023	17,612,830	9,236,755	0	60,077	0	0	26,909,662
2022	7,782,827	(12,567,296)	0	(887,971)	0	804,841	(4,867,599)
2021	10,009,874	8,842,267	0	727,186	0	899,910	20,479,237

Average Equity Award Adjustments for Non-PEO NEOs:

+/- Year Over
			+ Fair Value as	Year Change	- Fair Value at the	+ Value of Dividends
			of Vesting	in Fair	End of Prior	or Other Earnings
		+/- Year Over	Date of	Value of Equity	Year of Equity	Paid on Stock or
	+ Year End	Year Change	Equity	Awards	Awards that	Option Awards	Total Average
	Fair Value of	in Fair Value	Awards	Granted in	Failed to Meet	Not Otherwise	Equity Award
	Equity Awards	of Outstanding	Granted and	Prior Years that	Vesting	Reflected in Fair	Adjustments
	Granted in	and Unvested	Vested in	Vested in	Conditions in	Value or Total	for the Non-
Fiscal	the Year	Equity Awards	the Year	the Year	the Year	Compensation	PEO NEOs
Year	($)	($)	($)	($)	($)	($)	($)
2024	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
2023	3,650,755	1,731,832	0	11,264	0	0	5,393,851
2022	1,607,110	(2,428,521)	0	(174,172)	0	157,858	(837,725)
2021	2,066,549	1,556,684	0	165,328	0	199,341	3,987,902

(5)

Adjusted EPS

, our Company-Selected Measure, is calculated as described in “Additional Information on Compensation Practices and Policies—Use of Adjustments in Incentive Programs” in the “Compensation Discussion and Analysis” above.

Company Selected Measure Name	(5)
Named Executive Officers, Footnote

Fiscal Year	PEO	NEOs
2024	Sean Connolly	Dave Marberger, Tom McGough, Darren Serrao, Alexandre Eboli
2023	Sean Connolly	Dave Marberger, Tom McGough, Darren Serrao, Charisse Brock
2022	Sean Connolly	Dave Marberger, Tom McGough, Darren Serrao, Alexandre Eboli
2021	Sean Connolly	Dave Marberger, Tom McGough, Darren Serrao, Colleen Batcheler

PEO Total Compensation Amount		$ 18,720,100	$ 11,947,054	$ 11,770,023
PEO Actually Paid Compensation Amount		31,185,315	(896,941)	24,526,984
Adjustment To PEO Compensation, Footnote

	Reported Summary
	Compensation Table Total	Reported Value of Stock	Equity Award	Compensation Actually
Fiscal	for PEO(1)	Awards for PEO(a)	Adjustments for PEO(b)	Paid to PEO
Year	($)	($)	($)	($)
2024	[ ]	[ ]	[ ]	[ ]
2023	18,720,100	(14,444,447)	26,909,662	31,185,315
2022	11,947,054	(7,976,396)	(4,867,599)	(896,941)
2021	11,770,023	(7,722,276)	20,479,237	24,526,984
(a)

The reported value of equity awards represents the grant date fair value of equity awards as reported in the Stock Awards column in the Summary Compensation Table for the applicable year. The Company has not granted option awards since 2016.

(b)

The equity award adjustments for each applicable year include the addition (or subtraction) of the amount of change in fair value as of the end of the applicable year (from the end of the prior fiscal year) of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year. For awards granted in prior years that vest in the applicable year, the amount of change in fair value as of the vesting date (from the end of the prior fiscal year) is included. The dollar value of any dividends paid on stock awards in the applicable year of the vesting date that are not otherwise reflected in the fair value or included in any other component of total compensation for the applicable year is included. The RSU fair value was estimated by discounting the fair value of the RSUs based on the dividend yield. These adjustments are listed in the tables below.

Equity Award Adjustments for PEO:

			+ Fair Value as	+/- Year Over Year	- Fair Value at the	+ Value of Dividends
			of Vesting	Change in Fair	End of Prior	or Other Earnings
	+ Year End	+/- Year Over	Date of	Value of Equity	Year of Equity	Paid on Stock or
	Fair Value of	Year Change	Equity	Awards	Awards that	Option Awards Not
	Equity	in Fair Value	Awards	Granted in	Failed to Meet	Otherwise	Total Equity
	Awards	of Outstanding	Granted and	Prior Years that	Vesting	Reflected in Fair	Award
	Granted in	and Unvested	Vested in	Vested in	Conditions in	Value or Total	Adjustments
Fiscal	the Year	Equity Awards	the Year	the Year	the Year	Compensation	for the PEO
Year	($)	($)	($)	($)	($)	($)	($)
2024	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
2023	17,612,830	9,236,755	0	60,077	0	0	26,909,662
2022	7,782,827	(12,567,296)	0	(887,971)	0	804,841	(4,867,599)
2021	10,009,874	8,842,267	0	727,186	0	899,910	20,479,237

Non-PEO NEO Average Total Compensation Amount		4,441,115	3,114,508	3,160,545
Non-PEO NEO Average Compensation Actually Paid Amount		6,840,948	635,033	5,554,173
Adjustment to Non-PEO NEO Compensation Footnote

	Reported Average
	Summary Compensation	Reported Average Value of	Average Equity
	Table Total for Non-PEO	Stock Awards for Non-PEO	Award Adjustments	Compensation Actually
	NEOs(3)	NEOs(a)	for Non-PEO NEOs(b)	Paid to Non-PEO NEOs
Fiscal Year	($)	($)	($)	($)
2024	[ ]	[ ]	[ ]	[ ]
2023	4,441,115	(2,994,018)	5,393,851	6,840,948
2022	3,114,508	(1,641,750)	(837,725)	635,033
2021	3,160,545	(1,594,274)	3,987,902	5,554,173

(a)

The reported value of equity awards represents the grant date fair value of equity awards as reported in the Stock Awards column in the Summary Compensation Table for the applicable year. The Company has not granted option awards since 2016.

(b)

The equity award adjustments for each applicable year include the addition (or subtraction) of the amount of change in fair value as of the end of the applicable year (from the end of the prior fiscal year) of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year. For awards granted in prior years that vest in the applicable year, the amount of change in fair value as of the vesting date (from the end of the prior fiscal year) is included. The dollar value of any dividends paid on stock awards in the applicable year of the vesting date that are not otherwise reflected in the fair value or included in any other component of total compensation for the applicable year is included. The RSU fair value was estimated by discounting the fair value of the RSUs based on the dividend yield. These adjustments are listed in the tables below.

Average Equity Award Adjustments for Non-PEO NEOs:

+/- Year Over
			+ Fair Value as	Year Change	- Fair Value at the	+ Value of Dividends
			of Vesting	in Fair	End of Prior	or Other Earnings
		+/- Year Over	Date of	Value of Equity	Year of Equity	Paid on Stock or
	+ Year End	Year Change	Equity	Awards	Awards that	Option Awards	Total Average
	Fair Value of	in Fair Value	Awards	Granted in	Failed to Meet	Not Otherwise	Equity Award
	Equity Awards	of Outstanding	Granted and	Prior Years that	Vesting	Reflected in Fair	Adjustments
	Granted in	and Unvested	Vested in	Vested in	Conditions in	Value or Total	for the Non-
Fiscal	the Year	Equity Awards	the Year	the Year	the Year	Compensation	PEO NEOs
Year	($)	($)	($)	($)	($)	($)	($)
2024	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
2023	3,650,755	1,731,832	0	11,264	0	0	5,393,851
2022	1,607,110	(2,428,521)	0	(174,172)	0	157,858	(837,725)
2021	2,066,549	1,556,684	0	165,328	0	199,341	3,987,902

Compensation Actually Paid vs. Total Shareholder Return	COMPENSATION ACTUALLY PAID VS TSR
Compensation Actually Paid vs. Net Income	COMPENSATION ACTUALLY PAID VS NET INCOME
Compensation Actually Paid vs. Company Selected Measure	COMPENSATION ACTUALLY PAID VS ADJ. EPS[1]
Total Shareholder Return Vs Peer Group	COMPENSATION ACTUALLY PAID VS TSR
Tabular List, Table

As described in greater detail in “Compensation Discussion and Analysis,” our executive compensation program reflects our pay-for-performance philosophy. The metrics that we use for our executive awards are selected based on an objective of incentivizing our NEOs to increase the value for our shareholders. The most important financial performance measures we used to link executive compensation actually paid to our NEOs, for the most recently completed fiscal year, to our performance are as follows:

Financial Performance Measures
Adjusted EPS
Adjusted Net Sales
Adjusted Operating Profit
Adjusted Free Cash Flow

Total Shareholder Return Amount	$ 100.95	110.86	101.71	112.71
Peer Group Total Shareholder Return Amount	123.88	137.44	124.42	118.79
Net Income (Loss)	$ 347,700,000	$ 683,200,000	$ 888,200,000	$ 1,300,900,000
Company Selected Measure Amount | $ / shares	2.67	2.77	2.41	2.66
PEO Name	Sean Connolly
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EPS
Non-GAAP Measure Description
(5)

Adjusted EPS

, our Company-Selected Measure, is calculated as described in “Additional Information on Compensation Practices and Policies—Use of Adjustments in Incentive Programs” in the “Compensation Discussion and Analysis” above.

Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted Net Sales
Measure:: 3
Pay vs Performance Disclosure
Compensation Actually Paid vs. Other Measure

COMPENSATION ACTUALLY PAID VS ADJ. OPERATING PROFIT[1]

(1)

Adjusted EPS and Adjusted Operating Profit are calculated as described in “Additional Information on Compensation Practices and Policies—Use of Adjustments in Incentive Programs” in the “Compensation Discussion and Analysis” above.

Name	Adjusted Operating Profit
Measure:: 4
Pay vs Performance Disclosure
Name	Adjusted Free Cash Flow
PEO | Reported Value of Stock Awards
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (14,444,447)	$ (7,976,396)	$ (7,722,276)
PEO | Equity Award Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		26,909,662	(4,867,599)	20,479,237
PEO | + Year End Fair Value of Equity Awards Granted in the Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		17,612,830	7,782,827	10,009,874
PEO | +/- Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		9,236,755	(12,567,296)	8,842,267
PEO | +/- Year Over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		60,077	(887,971)	727,186
PEO | + Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0
PEO | - Fair Value at the End of Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0
PEO | + Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Reflected in Fair Value or Total Compensation
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	804,841	899,910
Non-PEO NEO | Reported Value of Stock Awards
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(2,994,018)	(1,641,750)	(1,594,274)
Non-PEO NEO | Equity Award Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		5,393,851	(837,725)	3,987,902
Non-PEO NEO | + Year End Fair Value of Equity Awards Granted in the Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		3,650,755	1,607,110	2,066,549
Non-PEO NEO | +/- Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,731,832	(2,428,521)	1,556,684
Non-PEO NEO | +/- Year Over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		11,264	(174,172)	165,328
Non-PEO NEO | + Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0
Non-PEO NEO | - Fair Value at the End of Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0
Non-PEO NEO | + Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Reflected in Fair Value or Total Compensation
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 0	$ 157,858	$ 199,341